Stockholders' Deficiency - Schedule of Stock Warrants (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Warrants Outstanding Number of Warrants		61,043,591
Warrants Exercisable Weighted Average Remaining Life In Years	2 years 7 months 6 days	2 years 8 months 12 days
Warrants Exercisable Number of Warrants	55,384,027	61,043,591
Warrant One [Member]
Range of Exercise Price Minimum		$ 0.16
Range of Exercise Price Maximum		0.97
Warrants Outstanding Exercise Price		$ 0.72
Warrants Outstanding Number of Warrants		34,493,643
Warrants Exercisable Weighted Average Remaining Life In Years		3 years 2 months 12 days
Warrants Exercisable Number of Warrants		34,493,643
Warrant Two [Member]
Range of Exercise Price Minimum		$ 0.98
Range of Exercise Price Maximum		1.01
Warrants Outstanding Exercise Price		$ 1.00
Warrants Outstanding Number of Warrants		7,427,557
Warrants Exercisable Weighted Average Remaining Life In Years		4 years 2 months 12 days
Warrants Exercisable Number of Warrants		7,427,557
Warrant Three [Member]
Range of Exercise Price Minimum		$ 1.02
Range of Exercise Price Maximum		1.28
Warrants Outstanding Exercise Price		$ 1.05
Warrants Outstanding Number of Warrants		4,349,961
Warrants Exercisable Weighted Average Remaining Life In Years		1 year 7 months 6 days
Warrants Exercisable Number of Warrants		4,349,961
Warrant Four [Member]
Range of Exercise Price Minimum		$ 1.29
Range of Exercise Price Maximum		2.25
Warrants Outstanding Exercise Price		$ 1.89
Warrants Outstanding Number of Warrants		14,722,430
Warrants Exercisable Weighted Average Remaining Life In Years		1 year 2 months 12 days
Warrants Exercisable Number of Warrants		14,722,430
Warrant Five [Member]
Range of Exercise Price Minimum		$ 2.26
Range of Exercise Price Maximum		20.00
Warrants Outstanding Exercise Price		$ 20.00
Warrants Outstanding Number of Warrants		50,000
Warrants Exercisable Weighted Average Remaining Life In Years		0 years
Warrants Exercisable Number of Warrants		50,000